Retirement Obligations	6 Months Ended
Jun. 30, 2026
Retirement Obligation [Abstract]
Retirement Obligations	Retirement Obligations

(in thousands of euros)	As of December 31, 2025	Increases	Decreases(1)	Currency translation	As of June 30, 2026
Lump-sum retirement benefits	507	49	—	—	556
Total Non-current provisions	507	49	—	—	556

The assumptions used to measure lump-sum retirement benefits as of June 30, 2026 remain unchanged from the assumptions used as of December 31, 2025. See Note 11 - Retirement Obligations to the consolidated financial statements as of and for the period ended December 31, 2025.